Annual Fund Operating Expenses - Brendan Wood TopGun ETF [Member]	Dec. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	The Adviser has contractually agreed to waive its management fee to an annual rate of 0.95% of the average daily net assets of the Fund until December 31, 2026, and the Adviser may not terminate this arrangement prior to that date.